Document and Entity Information	Nov. 25, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002028686
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	SL Investment Fund II LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01754
Entity Tax Identification Number	99-4692047
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Entity Emerging Growth Company	true
Entity Ex Transition Period	true